UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2012 Fund

(formerly Scudder Target 2012 Fund)

	Shares	Value ($)

Common Stocks 34.4%
Consumer Discretionary 3.4%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,690	197,949
Hotels Restaurants & Leisure 0.4%
McDonald's Corp.	7,750	267,917
Household Durables 0.7%
Black & Decker Corp.	2,700	252,748
Pulte Homes, Inc.	2,930	109,436
Ryland Group, Inc.	1,640	103,500

		465,684
Media 0.3%
News Corp. "A"	6,190	106,221
Omnicom Group, Inc.	430	38,704
Time Warner, Inc.	2,380	41,412

		186,337
Multiline Retail 0.8%
Federated Department Stores, Inc.	1,890	147,136
J.C. Penney Co., Inc.	5,350	350,211

		497,347
Specialty Retail 0.5%
Home Depot, Inc.	3,630	144,946
Staples, Inc.	6,340	167,439

		312,385
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	4,480	147,930
Polo Ralph Lauren Corp.	2,300	139,656

		287,586
Consumer Staples 3.2%
Beverages 1.3%
Coca-Cola Co.	13,980	586,601
PepsiCo, Inc.	4,900	285,376

		871,977
Food Products 0.4%
Kellogg Co.	4,870	225,530
Household Products 1.0%
Procter & Gamble Co.	11,320	658,937
Tobacco 0.5%
Altria Group, Inc.	4,520	330,683
Energy 3.4%
Energy Equipment & Services 0.7%
Cooper Cameron Corp.*	3,590	180,361
Halliburton Co.	1,780	139,107

Schlumberger Ltd.	2,440	168,702

		488,170
Oil, Gas & Consumable Fuels 2.7%
Amerada Hess Corp.	3,160	452,733
ExxonMobil Corp.	11,534	727,565
Occidental Petroleum Corp.	2,140	219,864
Talisman Energy, Inc.	2,030	114,654
Valero Energy Corp.	3,230	209,110

		1,723,926
Financials 7.4%
Banks 1.5%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,770	140,450
Wachovia Corp.	6,730	402,790
Wells Fargo & Co.	6,110	419,696

		962,936
Capital Markets 4.2%
Bank of New York Co., Inc.	13,000	456,950
Lehman Brothers Holdings, Inc.	3,620	547,163
Mellon Financial Corp.	4,280	161,056
Merrill Lynch & Co., Inc.	7,590	578,813
Morgan Stanley	3,700	237,910
The Goldman Sachs Group, Inc.	3,590	575,441
UBS AG (Registered)	1,290	150,737

		2,708,070
Diversified Financial Services 1.3%
Bank of America Corp.	12,100	604,032
JPMorgan Chase & Co.	5,320	241,422

		845,454
Insurance 0.4%
MetLife, Inc.	5,210	271,441
Health Care 4.3%
Biotechnology 0.2%
Amgen, Inc.*	2,400	162,480
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	10,660	401,882
C.R. Bard, Inc.	3,420	254,653
Hospira, Inc.*	2,930	112,952

		769,487
Health Care Providers & Services 1.3%
Cardinal Health, Inc.	2,740	184,539
UnitedHealth Group, Inc.	9,540	474,520
WellPoint, Inc.*	2,530	179,630

		838,689
Pharmaceuticals 1.6%
Endo Pharmaceuticals Holdings, Inc.*	3,530	111,018
Johnson & Johnson	3,918	229,634
Novartis AG (ADR)	6,110	351,386
Pfizer, Inc.	8,130	205,933
Teva Pharmaceutical Industries Ltd. (ADR)	2,890	117,045

		1,015,016

Industrials 4.1%
Aerospace & Defense 1.5%
Boeing Co.	4,210	351,325
United Technologies Corp.	9,650	606,116

		957,441
Electrical Equipment 0.6%
Emerson Electric Co.	4,400	373,780
Industrial Conglomerates 2.0%
General Electric Co.	23,330	806,985
Tyco International Ltd.	18,550	488,792

		1,295,777
Information Technology 5.2%
Communications Equipment 1.4%
Cisco Systems, Inc.*	15,890	332,895
Motorola, Inc.	8,370	178,700
QUALCOMM, Inc.	7,780	399,425

		911,020
Computers & Peripherals 0.4%
Apple Computer, Inc.*	1,650	116,144
International Business Machines Corp.	2,260	186,088

		302,232
Internet Software & Services 0.8%
eBay, Inc.*	10,320	355,111
Google, Inc. "A"*	380	158,817

		513,928
IT Consulting & Services 0.4%
Automatic Data Processing, Inc.	6,200	273,296
Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc.	8,340	149,703
ASML Holding NV (NY Registered Shares)*	9,580	202,617
Marvell Technology Group Ltd.*	4,850	276,887

		629,207
Software 1.2%
Adobe Systems, Inc.*	6,160	241,472
Electronic Arts, Inc.*	2,440	138,592
Microsoft Corp.	16,120	389,298

		769,362
Materials 1.1%
Chemicals 0.8%
Dow Chemical Co.	7,470	303,357
PPG Industries, Inc.	3,750	251,700

		555,057
Metals & Mining 0.3%
Companhia Vale do Rio Doce (ADR)	3,440	177,229
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	7,570	198,410
Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.	21,690	537,912
Utilities 1.2%
Electric Utilities 0.6%
Allegheny Energy, Inc.*	5,050	179,931

Exelon Corp.			3,740	201,960

				381,891
Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group			3,260	179,039
TXU Corp.			3,720	184,624

				363,663

Total Common Stocks (Cost $19,004,812)				22,328,206
			Principal Amount ($)	Value ($)

US Treasury Obligations 65.5%
US Treasury STRIPS 4.994%**, 2/15/2012 (Cost $41,725,416)			56,553,000	42,491,040
			Contracts	Value ($)

Callable Options Purchased 0.0%
Amerada Hess Corp (Cost $995)			21	1,155
			Shares	Value ($)

Cash Equivalents 0.3%
Cash Management QP Trust, 4.78% (a) (Cost $166,694)			166,694	166,694
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 60,897,917)			100.2	64,987,095
Other Assets and Liabilities, Net			(0.2)	(158,310)

Net Assets			100.0	64,828,785

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	21	5/20/2006	160.0	(1,155)
Total outstanding written options (premiums received $13,414)				(1,155)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006